Fair Value Measurements - Rollforward of Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Interest accrued to Revenue Interest Obligation	$ 2,654	$ 2,682
Preferred stock warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning		247
Fair value adjustment		227
Exercise of Preferred Stock Warrant		(474)
Revenue Interest Obligation.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning	19,383	19,346
Payments On Revenue Interest Obligation	(2,747)	(2,645)
Interest accrued to Revenue Interest Obligation	2,654	2,682
Balance at the ending	$ 19,290	$ 19,383